UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07326
                                                     ---------

                          Gabelli Investor Funds, Inc.
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                              THE GABELLI ABC FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2007










TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The Gabelli ABC Fund (the "Fund") rose 0.76%, while the Standard & Poor's ("S&P") 500 Index appreciated by 2.33% and the Lipper U.S. Treasury Money Market Average was up 1.02%.

      Enclosed is the portfolio of investments as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                                         -----------------------------------------------------
                                                                                                              SINCE
                                                       YEAR TO                                              INCEPTION
                                             QUARTER    DATE      1 YEAR    3 YEAR    5 YEAR     10 YEAR    (5/14/93)
                                             -------    ----      ------    ------    ------     -------    ---------
  GABELLI ABC FUND
     AAA SHARES.............................  0.76%     6.20%      9.26%     8.14%     6.01%     6.93%       7.72%
     ADVISOR SHARES.........................  0.76      6.10       9.16      8.11      5.99      6.92        7.72
  S&P 500 Index.............................  2.33      9.45      16.78     13.24     15.51      6.60       11.08
  Lipper U.S. Treasury Money Market Average   1.02      3.23       4.37      3.31      2.18      3.11        3.50(b)

THE CURRENT EXPENSE RATIOS FOR THE CLASS AAA AND THE ADVISOR CLASS SHARES ARE 0.64% AND 0.89%, RESPECTIVELY. THERE IS NO SALES CHARGE FOR THIS FUND.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED FROM APRIL 1, 2002 THROUGH APRIL 30, 2007. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF THE ADVISOR CLASS SHARES ON MAY 1, 2007. THE ACTUAL PERFORMANCE OF THE ADVISOR CLASS SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER U.S. TREASURY MONEY MARKET AVERAGE REFLECTS THE AVERAGE
     PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                      MARKET
      SHARES                                          VALUE
      --------                                       -------

              COMMON STOCKS -- 64.1%
              AGRICULTURE -- 0.0%
          300 Provimi SA.......................    $      9,454
                                                   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.2%
       21,000 BERU AG..........................       2,185,972
       30,000 Dana Corp.+......................           5,850
        5,000 Federal-Mogul Corp.+.............           4,500
          500 Keystone Automotive Industries
                Inc.+ .........................          23,880
        5,000 Lear Corp.+......................         160,500
        4,000 Scania AB, Cl. A.................         102,419
                                                   ------------
                                                      2,483,121
                                                   ------------
              AVIATION: PARTS AND SERVICES -- 0.9%
        1,000 EDO Corp. .......................          56,010
        7,000 Kaman Corp. .....................         241,920
        9,500 Sequa Corp., Cl. A+..............       1,574,910
       50,000 The Fairchild Corp., Cl. A+......         100,000
                                                   ------------
                                                      1,972,840
                                                   ------------
              BROADCASTING -- 1.4%
       50,000 Clear Channel Communications Inc.       1,872,000
        9,000 Cogeco Inc. .....................         342,030
       10,000 Crown Media Holdings Inc., Cl. A+          71,900
        6,000 Emmis Communications Corp., Cl. A          29,640
          787 Granite Broadcasting Corp.+......          25,184
          500 Liberty Media Corp. - Capital,
                Cl. A+ ........................          62,415
       40,000 Lin TV Corp., Cl. A+.............         520,400
          500 Salem Communications Corp., Cl. A           4,000
                                                   ------------
                                                      2,927,569
                                                   ------------
              BUILDING AND CONSTRUCTION -- 0.0%
        1,000 Florida Rock Industries Inc......          62,490
                                                   ------------
              BUSINESS SERVICES -- 0.3%
        1,000 AMICAS Inc.+.....................           2,940
        3,000 Catalina Marketing Corp.+........          97,170
          400 CDW Corp.+.......................          34,880
       14,000 PHH Corp.+.......................         367,920
        3,000 TNS Inc..........................          48,180
                                                   ------------
                                                        551,090
                                                   ------------
              CABLE AND SATELLITE -- 1.3%
       80,000 Cablevision Systems Corp., Cl. A+.      2,795,200
                                                   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.1%
        1,500 Affiliated Computer Services Inc.,
                Cl. A+ ........................          75,360
          400 Ceridian Corp.+..................          13,896
          196 NAVTEQ Corp.+....................          15,282
    1,215,000 StorageNetworks Inc., Escrow+ (a)          36,450
                                                   ------------
                                                        140,988
                                                   ------------
              CONSUMER PRODUCTS -- 4.4%
       20,000 Altadis SA.......................       1,407,121
        5,500 Harman International Industries
                Inc. ..........................         475,860
       55,000 Levcor International Inc.+.......          15,675
      100,000 Oakley Inc.......................       2,903,000
      100,100 Playtex Products Inc.+...........       1,829,828
       50,000 Revlon Inc., Cl. A+..............          57,500
      259,100 The Topps Co. Inc................       2,510,679
                                                   ------------
                                                      9,199,663
                                                   ------------

                                                      MARKET
      SHARES                                          VALUE
      --------                                       -------

              CONSUMER SERVICES -- 0.0%
          300 TradeDoubler AB..................    $      8,426
                                                   ------------
              DIVERSIFIED INDUSTRIAL -- 1.7%
        2,000 Ampco-Pittsburgh Corp. ..........          78,760
        7,500 Hexagon AB, Cl. B................         152,174
        6,000 Katy Industries Inc.+............           9,600
      150,000 Myers Industries Inc.............       2,973,000
       45,100 WHX Corp.+.......................         338,250
                                                   ------------
                                                      3,551,784
                                                   ------------
              ELECTRONICS -- 0.7%
       70,000 Alliance Semiconductor Corp. ....         161,000
       29,000 Excel Technology Inc.+...........         723,550
       40,000 MoSys Inc.+......................         282,400
        1,140 Safran SA........................          27,521
        2,500 Trans-Lux Corp.+.................          13,125
        5,000 Trimble Navigation Ltd.+.........         196,050
                                                   ------------
                                                      1,403,646
                                                   ------------
              ENERGY AND UTILITIES -- 8.4%
        1,000 Anadarko Petroleum Corp..........          53,750
      560,000 Aquila Inc.+.....................       2,245,600
       15,000 Energy East Corp.................         405,750
        6,001 Forest Oil Corp.+................         258,283
        1,000 Helix Energy Solutions Group Inc.+         42,460
       10,263 Mirant Corp.+....................         417,499
      250,000 Mirant Corp., Escrow+ (a)........               0
        5,000 Northeast Utilities..............         142,850
       70,000 NorthWestern Corp................       1,901,900
        6,500 Oesterreichische
                Elektrizitaetswirtschafts
                AG, Cl. A .....................         374,638
          715 PetroHawk Energy Corp.+..........          11,740
       25,000 Progress Energy Inc., CVO+ (a)...           8,250
       10,000 Queensland Gas Co. Ltd.+.........          23,515
        1,100 REpower Systems AG+..............         175,676
       33,000 SEMCO Energy Inc.+...............         260,370
        4,000 Stone Energy Corp.+..............         160,040
       44,000 Suez SA, Strips+.................             627
       11,000 Techem AG........................         736,586
      110,000 TXU Corp. .......................       7,531,700
       75,000 Western Oil Sands Inc., Cl. A+...       2,936,209
                                                   ------------
                                                     17,687,443
                                                   ------------
              ENTERTAINMENT -- 0.0%
        1,001 Chestnut Hill Ventures+ (a)......          45,558
        1,000 Discovery Holding Co., Cl. A+....          28,850
                                                   ------------
                                                         74,408
                                                   ------------
              EQUIPMENT AND SUPPLIES -- 0.3%
       25,000 Baldwin Technology Co. Inc., Cl. A+       125,250
        2,800 HeidelbergCement AG..............         413,358
                                                   ------------
                                                        538,608
                                                   ------------
              FINANCIAL SERVICES -- 1.1%
        8,000 A.G. Edwards Inc.................         670,000
        3,000 Argo Group International
                Holdings Ltd.+ ................         130,530
        2,255 Banco Bilbao Vizcaya
                Argentaria SA, ADR ............          52,485

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                      MARKET
      SHARES                                          VALUE
      --------                                       -------

              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
       15,000 Fifth Third Bancorp..............    $    508,200
        3,000 Franklin Bank Corp.+.............          27,600
        4,000 H&R Block Inc. ..................          84,720
        3,000 Leucadia National Corp...........         144,660
        5,018 NewAlliance Bancshares Inc.......          73,664
        1,000 Nuveen Investments Inc., Cl. A...          61,940
        1,000 Partners Trust Financial Group Inc.        12,170
          418 PNC Financial Services Group Inc.          28,466
        2,000 Provident New York Bancorp.......          26,220
        8,000 SLM Corp. .......................         397,360
                                                   ------------
                                                      2,218,015
                                                   ------------
              FOOD AND BEVERAGE -- 1.9%
       50,000 Denny's Corp.+...................         200,000
          500 Genesee Corp., Cl. A+............               0
       12,200 Genesee Corp., Cl. B+............               0
      135,000 Grupo Continental SAB de CV......         283,888
       50,000 Nissin Food Products Co. Ltd.....       1,784,704
        3,000 Pernod-Ricard SA.................         654,636
        1,700 Quilmes Industrial SA, ADR.......         113,815
        7,000 Remy Cointreau SA................         507,066
        5,000 Royal Numico NV..................         387,857
        1,000 Sara Lee Corp....................          16,690
                                                   ------------
                                                      3,948,656
                                                   ------------
              HEALTH CARE -- 14.5%
       15,000 Advanced Medical Optics Inc.+....         458,850
          468 Allergan Inc. ...................          30,172
       70,000 Arrow International Inc..........       3,184,300
        2,200 Bausch & Lomb Inc. ..............         140,800
      100,000 Dade Behring Holdings Inc........       7,635,000
        4,000 I-Flow Corp.+....................          74,360
       20,000 IMS Health Inc...................         612,800
      100,000 Kyphon Inc.+.....................       7,000,000
       10,000 Lifecore Biomedical Inc.+........         129,000
        4,000 Manor Care Inc...................         257,600
       10,000 Microtek Medical Holdings Inc.+..          61,800
      120,000 PolyMedica Corp..................       6,302,400
      100,000 Sierra Health Services Inc.+.....       4,219,000
        1,747 UCB SA...........................         103,083
        2,000 Ventana Medical Systems Inc.+....         171,820
                                                   ------------
                                                     30,380,985
                                                   ------------
              HOTELS AND GAMING -- 2.6%
       35,000 Harrah's Entertainment Inc.......       3,042,550
          600 Las Vegas Sands Corp.+...........          80,052
       26,000 Station Casinos Inc..............       2,274,480
                                                   ------------
                                                      5,397,082
                                                   ------------
              METALS AND MINING -- 6.5%
      130,000 Alcan Inc........................      13,010,400
        7,000 Barrick Gold Corp................         281,960
       10,000 Gold Fields Ltd., ADR............         180,900
        4,000 NovaGold Resources Inc.+.........          66,040

                                                      MARKET
      SHARES                                          VALUE
      --------                                       -------

       10,000 Royal Oak Mines Inc.+............    $          0
        8,250 Uranium One Inc.+................         109,071
                                                   ------------
                                                     13,648,371
                                                   ------------
              PUBLISHING -- 3.3%
      100,000 Dow Jones & Co. Inc. ............       5,970,000
          500 Idearc Inc. .....................          15,735
       20,000 PagesJaunes Groupe SA............         410,957
       20,000 Tribune Co. .....................         546,400
                                                   ------------
                                                      6,943,092
                                                   ------------
              REAL ESTATE -- 1.0%
        1,055 Case Pomeroy & Co. Inc.,
                Cl. A+ (a) ....................       2,154,838
          316 HomeFed Corp.+...................          20,263
                                                   ------------
                                                      2,175,101
                                                   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
        5,000 Equity Inns Inc. ................         112,900
        5,000 Kimco Realty Corp. ..............         226,050
        1,000 Republic Property Trust..........          14,670
                                                   ------------
                                                        353,620
                                                   ------------
              RETAIL -- 0.5%
       12,000 Genesco Inc.+....................         553,560
       35,000 Pier 1 Imports Inc...............         165,550
        1,000 Saks Inc. .......................          17,150
       10,000 SUPERVALU Inc....................         390,100
                                                   ------------
                                                      1,126,360
                                                   ------------
              SPECIALTY CHEMICALS -- 0.0%
          500 Lyondell Chemical Co. ...........          23,175
          500 Univar NV........................          37,923
                                                   ------------
                                                         61,098
                                                   ------------
              TELECOMMUNICATIONS -- 4.6%
       33,000 Asia Satellite Telecommunications
                Holdings Ltd., ADR.............         656,370
      130,000 BCE Inc..........................       5,206,500
       14,000 Corning Inc......................         345,100
      235,000 Portugal Telecom SGPS SA.........       3,294,001
        6,000 Portugal Telecom SGPS SA, ADR....          84,240
        3,000 Telegroup Inc.+..................               3
        2,000 Verizon Communications Inc.......          88,560
                                                   ------------
                                                      9,674,774
                                                   ------------
              TRANSPORTATION -- 1.0%
       60,000 Laidlaw International Inc........       2,113,200
        1,000 U.S. Xpress Enterprises Inc.,
                 Cl. A+ .......................          19,760
                                                   ------------
                                                      2,132,960
                                                   ------------
              WIRELESS COMMUNICATIONS -- 6.2%
          500 American Tower Corp., Cl. A+.....          21,770
      800,000 Dobson Communications Corp.,
                Cl. A+ ........................      10,232,000
       14,000 Metricom Inc.+...................              15
       20,000 Rural Cellular Corp., Cl. A+.....         870,000
       50,000 SunCom Wireless Holdings Inc.,
                Cl. A+ ........................       1,290,000
        6,000 United States Cellular Corp.+....         589,200
       50,000 Winstar Communications Inc.+ (a)               50
                                                   ------------
                                                     13,003,035
                                                   ------------
              TOTAL COMMON STOCKS..............     134,469,879
                                                   ------------

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                      MARKET
      SHARES                                          VALUE
      --------                                       -------

              PREFERRED  STOCKS  -- 0.0%
              COMMUNICATIONS  EQUIPMENT  -- 0.0%
              RSL Communications Ltd.,
        2,000   7.500% Cv. Pfd., Ser. A+ (a)       $          0
        1,000   7.500% Cv. Pfd.+ (a)(c) .......               0
                                                   ------------
                                                              0
                                                   ------------
              HOME FURNISHINGS -- 0.0%
        8,000 O'Sullivan Industries
                Holdings Inc.,
                12.000% Pfd.+..................               0
                                                   ------------
              TOTAL PREFERRED STOCKS...........               0
                                                   ------------
    PRINCIPAL
     AMOUNT
    --------
              CORPORATE BONDS -- 0.2%
              BUSINESS SERVICES -- 0.2%
  $   482,585 GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (a)(b)........         328,918
                                                   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      100,000 Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08 (a)...........               0
                                                   ------------
              CONSUMER PRODUCTS -- 0.0%
    3,600,000 Pillowtex Corp., Sub. Deb. Cv.,
                6.000%, 12/15/07 (a)...........               0
                                                   ------------
              RETAIL -- 0.0%
      200,000 RDM Sports Group Inc., Sub. Deb.,
                8.000%, 08/15/15 ..............           4,000
                                                   ------------
              TRANSPORTATION -- 0.0%
      850,000 Builders Transport Inc.,
                Sub. Deb. Cv.,
                6.500%, 05/01/11 (a)...........               0
                                                   ------------
              TOTAL CORPORATE BONDS............         332,918
                                                   ------------
      SHARES
      ------
              WARRANTS -- 0.0%
              BROADCASTING -- 0.0%
        1,969 Granite Broadcasting Corp.,
                Ser. A, expire 06/04/12+.......           5,907
        1,969 Granite Broadcasting Corp.,
                Ser. B, expire 06/04/12+.......           3,938
                                                   ------------
                                                          9,845
                                                   ------------
              CONSUMER PRODUCTS -- 0.0%
       10,396 Pillowtex Corp.,
                expire 11/24/09+ (a) ..........               1
                                                   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      284,777 National Patent Development Corp.,
                expire 08/14/08+ (a)(b)........          15,194
        6,533 WHX Corp., expire 02/28/08+......           1,340
                                                   ------------
                                                         16,534
                                                   ------------
              TOTAL WARRANTS...................          26,380
                                                   ------------

    PRINCIPAL                                         MARKET
     AMOUNT                                           VALUE
    --------                                         -------

              U.S.  GOVERNMENT  OBLIGATIONS  -- 35.7%
  $75,751,000 U.S.  Treasury Bills,
                3.349% to 4.952%++,
                10/11/07 to 03/20/08...........    $ 74,967,272
                                                   ------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $206,111,210).............    $209,796,449
                                                   ============
----------------
              Aggregate book cost..............    $206,111,210
                                                   ============
              Gross unrealized appreciation....    $  6,782,841
              Gross unrealized depreciation....      (3,097,602)
                                                   ------------
              Net unrealized appreciation
                (depreciation) ................    $  3,685,239
                                                   ============
----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $2,589,259 or 1.23% of total investments.
(b) At September 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $344,112 or 0.16% of total investments, which were valued under methods approved by the Board as follows:

ACQUISITION                                                            09/30/07
  SHARES/                                                              CARRYING
 PRINCIPAL                                  ACQUISITION   ACQUISITION   VALUE
  AMOUNT   ISSUER                               DATE          COST     PER UNIT
  -------- ------                           -----------   -----------  --------
  284,777  National Patent Development Corp.
             warrants expire 08/14/08........ 11/24/04     $   0.00    $ 0.0534
 $482,585  GP Strategies Corp., Sub. Deb.,
             6.000%, 08/14/08................ 08/08/03      382,866     68.1575

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CVO  Contingent Value Obligation

                                         % OF
                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
--------------------------               -----        ------
North America....................        93.2%  $195,496,507
Europe...........................         5.4     11,240,035
Japan............................         0.8      1,784,704
Asia/Pacific.....................         0.3        679,885
Latin America....................         0.2        414,418
South Africa.....................         0.1        180,900
                                        -----   ------------
                                        100.0%  $209,796,449
                                        =====   ============

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

THE GABELLI ABC FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================

The Fund has entered into equity swaps with Bear, Stearns International Limited. Details of the equity swaps at September 30, 2007 are as follows:

                                                                                                                 NET UNREALIZED
         NOTIONAL                   EQUITY SECURITY                     INTEREST RATE/            TERMINATION     APPRECIATION
          AMOUNT                       RECEIVED                      EQUITY SECURITY PAID            DATE        (DEPRECIATION)
          ------                       --------                      --------------------         -----------    --------------
                                      Market Value                  Overnight LIBOR plus
                                    Appreciation on:            Market Value Depreciation on:
$  536,550  (50,000 shares)       Rolls-Royce Group plc             Rolls-Royce Group plc           05/15/08        $(6,445)
 3,883,905  (300,000 shares) Imperial Chemical Industries plc  Imperial Chemical Industries plc     06/16/08         39,577
                                                                                                                    -------
                                                                                                                    $33,132
                                                                                                                    =======

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                      Mary E. Hauck
CHAIRMAN AND CHIEF                         FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                          GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                      MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                        Werner J. Roeder, MD
ATTORNEY-AT-LAW                            MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                  LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                            James E. McKee
PRESIDENT                                  SECRETARY

Agnes Mullady                              Peter D. Goldstein
TREASURER                                  CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB408Q307SR




THE
GABELLI
ABC
FUND





                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH





                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       November 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.